Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Inventories [Abstract]
Raw materials	$ 46,836	$ 42,108
Finished goods	61,888	68,191	$ 47,624	$ 75,875
Stocks held by third parties	0	1,308
Others	195	147
Current inventories	$ 108,919	$ 111,754